[Logo] PIONEER Investments(R)





December 4, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re: Pioneer Ibbotson Asset Allocation Series (the "Trust") on behalf of Pioneer Ibbotson Conservative Allocation Fund, Pioneer Ibbotson Moderate Allocation Fund, Pioneer Ibbotson Growth Allocation Fund and Pioneer Ibbotson Aggressive Allocation Fund (the "Funds")
     File Nos. 333-114788; 811-21569
     CIK No. 0001288255

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional for the funds, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 11 to the Trust's registration statement on Form N-1A, filed electronically on November 25, 2009 (Accession No. 0001288255-09-000012).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4519.




/s/Lauren Giudice
------------------
Lauren Giudice
Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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